Intangible assets - Schedule of Changes in Goodwill (Details) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Disclosure of detailed information about intangible assets [abstract]
Increase in goodwill due to exchange differences and other items		€ 383
Impairment loss recognised in profit or loss, goodwill	€ 10,100